New Frontiers KC India Fund Summary Section
Investment Objective
The New Frontiers KC India Fund (the 'Fund') seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (New Frontiers KC India Fund.) (USD $)	New Frontiers KC India Fund. New Frontiers KC India Fund
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	1.00%
Wire Transfer Fee for Redemptions	20

Annual Fund Operating Expenses (New Frontiers KC India Fund.)		New Frontiers KC India Fund. New Frontiers KC India Fund
Management fees		2.00%
+ Distribution and service (12b-1) fees	[1]	none
+ Other expenses	[2]	0.10%
+ Acquired Fund Fees and Expenses	[2][3]	0.05%
= Total Annual Fund operating expenses		2.15%
[1]	The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes the Fund to pay the Fund's advisor 0.25% of the Fund's average daily net assets for certain distribution and promotion expenses related to marketing shares of the Fund. At present, the Plan is not implemented, although the Fund's Board of Trustees may do so at any time upon notice to shareholders.
[2]	Because the Fund is a new fund, 'Other Expenses' and 'Acquired Fund Fees and Expenses' are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (New Frontiers KC India Fund) (USD $)	1 Year	3 Years
New Frontiers KC India Fund. New Frontiers KC India Fund	218	673

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

The Principal Investment Strategy of the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Indian companies. For this purpose, a company is an Indian company if (i) its principal place of business is in India; (ii) it derives at least 50% of its revenues or profits from operations in India; or (iii) (a) it is organized under the laws of India and (b) its securities principally trade on Indian stock exchanges. Equity securities in which the Fund may invest include common stocks, securities trading in the form of depositary receipts, warrants, and any other investments that entitle the holder to convert into the equity of a company or group of companies.

The Fund's investment advisor invests in Indian companies because it believes in the potential for the Indian economy and is optimistic about the growth prospects of companies that are part of that economy. In selecting companies for the Fund's portfolio, the advisor looks for companies that have the capabilities and resources to be profitable and grow over the long term and that are well managed, financially sound and trading below the value implied by their cash flow. The advisor's strategy, known as 'growth at a reasonable price,' is based on the advisor's belief that the market pays for economic performance (cash flow or cash flow return on investment) and not accounting performance (earnings per share or earnings growth).

In its selection process, the advisor also examines economic and political factors in India for purposes of identifying long-term trends that have the potential to create investment opportunities and attempts to identify those companies (and industries) that are best positioned to take advantage of those trends. The Fund will likely focus on the leading sectors of the Indian economy, such as software, infrastructure development, financials, pharmaceuticals, real estate and construction, telecommunications, capital goods and metals and minerals. Although the advisor may invest the Fund's assets in companies of any size, the advisor expects that a majority of the portfolio will consist of larger capitalized Indian companies.

If a holding reaches the advisor's target price, it is reevaluated to see whether its prospects have changed to warrant a higher valuation; otherwise, it is sold. The advisor may also sell a holding if the company or industry fundamentals and prospects are deteriorating. The advisor may also sell a holding if there is a substantial fall in its price that cannot be explained. The Fund is a 'non-diversified' portfolio, which means that it can invest in fewer securities at any one time than a diversified portfolio. Also, from time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund's investment strategy.

Principal Risks of Investing in the Fund.

Risks in General

All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund. Additionally, there is no guarantee that the Fund will achieve its investment objective. Below are some specific risks of investing in the Fund. Indian Security Risk

The Fund will invest primarily in the securities of Indian companies, and as a result, the value of its shares will be significantly affected by political, economic, regulatory and other developments in India, as well as changes in the status of India's relation with other countries. Investments in India generally are considered to be more speculative than investments in more developed markets of the world, and therefore may be subject to a greater risk of loss. Additionally, disclosure and regulatory standards for issuers in India are in many respects less stringent than U.S. standards. Issuers in India are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.

Currency Risk

The Fund's investments in securities of issuers in India and substantially all of the income received by the Fund will be denominated in Indian rupees. Consequently, the value of the Fund's foreign investments may be affected by changes in exchange rates, which may also cause the Fund to liquidate additional holdings at undesirable times to make distributions if it has insufficient U.S. dollar denominated funds.

Regulatory and Foreign Law Risk

Additionally, the ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder. Any changes to these rules could have an adverse effect on the Fund.

Foreign investments in the securities of issuers in India are usually restricted or controlled to some degree. The Fund is required to be a Foreign Institutional Investor ('FII'), or a sub-account of an FII, and as such must observe certain investment restrictions, including an account ownership ceiling of 5% of the paid up equity capital of any one company. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to achieve its investment objective. Market Risk

The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio. In addition, stock prices can decline overall due to changes in India's and other countries' economic growth and market conditions, interest rate levels, political events and numerous other factors. Securities on the Indian securities markets may be more volatile than securities trading on securities exchanges in the United States because the Indian securities markets are smaller, more volatile, and less liquid than markets in the United States.

Sector Risk

From time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund's investment strategy. When the Fund invests a significant portion of its assets in the securities of any single sector, any negative developments affecting that sector will have a greater impact on the Fund than if it were not significantly invested in the sector.

Management Risk

The determinations of the portfolio manager regarding the prospects and value of a particular security, sector or asset class in which the Fund invests may not be accurate. Additionally, the Fund is a new mutual fund and has no history of operation, and the advisor is newly formed and has not previously managed a mutual fund. The advisor is also dependent on the expertise and experience of its portfolio manager, who is the owner of the advisor. There can be no assurance that the advisor would be able to manage the Fund if the portfolio manager were unavailable to do so for an extended period of time. Also, the Fund's agreement with the advisor obligates the advisor to pay most of the Fund's operating expenses. If the advisor is unable to, or otherwise fails, to make those payments, the Fund will be obliged to do so and its expense ratio could increase significantly, which would have a negative effect on the Fund's performance.

Depositary Receipt Risk

Investments in Indian issuers through depositary receipts are subject to the risks associated with direct investments in Indian securities. Additionally, unsponsored depositary receipts may have higher expenses and may be less liquid than depositary receipts sponsored by the underlying securities' issuer. Smaller Company Risk.

The income and growth prospects of smaller and midsize companies and the price of securities issued by such companies may be more volatile than those of larger companies. Smaller and midsize companies may also have higher failure rates than larger companies and their securities may be less liquid than those of larger issuers.

Non Diversification Risk

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is 'diversified.' Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The Fund's Past Performance.
Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	NEW FRONTIERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001506319
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 24, 2011
New Frontiers KC India Fund. | New Frontiers KC India Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Wire Transfer Fee for Redemptions	rr_MaximumAccountFee	20
Management fees	rr_ManagementFeesOverAssets	2.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
+ Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2],[3]
= Total Annual Fund operating expenses	rr_ExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	673
New Frontiers KC India Fund.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	New Frontiers KC India Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The New Frontiers KC India Fund (the 'Fund') seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Indian companies. For this purpose, a company is an Indian company if (i) its principal place of business is in India; (ii) it derives at least 50% of its revenues or profits from operations in India; or (iii) (a) it is organized under the laws of India and (b) its securities principally trade on Indian stock exchanges. Equity securities in which the Fund may invest include common stocks, securities trading in the form of depositary receipts, warrants, and any other investments that entitle the holder to convert into the equity of a company or group of companies.

The Fund's investment advisor invests in Indian companies because it believes in the potential for the Indian economy and is optimistic about the growth prospects of companies that are part of that economy. In selecting companies for the Fund's portfolio, the advisor looks for companies that have the capabilities and resources to be profitable and grow over the long term and that are well managed, financially sound and trading below the value implied by their cash flow. The advisor's strategy, known as 'growth at a reasonable price,' is based on the advisor's belief that the market pays for economic performance (cash flow or cash flow return on investment) and not accounting performance (earnings per share or earnings growth).

In its selection process, the advisor also examines economic and political factors in India for purposes of identifying long-term trends that have the potential to create investment opportunities and attempts to identify those companies (and industries) that are best positioned to take advantage of those trends. The Fund will likely focus on the leading sectors of the Indian economy, such as software, infrastructure development, financials, pharmaceuticals, real estate and construction, telecommunications, capital goods and metals and minerals. Although the advisor may invest the Fund's assets in companies of any size, the advisor expects that a majority of the portfolio will consist of larger capitalized Indian companies.

If a holding reaches the advisor's target price, it is reevaluated to see whether its prospects have changed to warrant a higher valuation; otherwise, it is sold. The advisor may also sell a holding if the company or industry fundamentals and prospects are deteriorating. The advisor may also sell a holding if there is a substantial fall in its price that cannot be explained. The Fund is a 'non-diversified' portfolio, which means that it can invest in fewer securities at any one time than a diversified portfolio. Also, from time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund's investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

All mutual funds carry a certain amount of risk. The Fund's returns will vary and you could lose money on your investment in the Fund. Additionally, there is no guarantee that the Fund will achieve its investment objective. Below are some specific risks of investing in the Fund. Indian Security Risk

The Fund will invest primarily in the securities of Indian companies, and as a result, the value of its shares will be significantly affected by political, economic, regulatory and other developments in India, as well as changes in the status of India's relation with other countries. Investments in India generally are considered to be more speculative than investments in more developed markets of the world, and therefore may be subject to a greater risk of loss. Additionally, disclosure and regulatory standards for issuers in India are in many respects less stringent than U.S. standards. Issuers in India are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers.

Currency Risk

The Fund's investments in securities of issuers in India and substantially all of the income received by the Fund will be denominated in Indian rupees. Consequently, the value of the Fund's foreign investments may be affected by changes in exchange rates, which may also cause the Fund to liquidate additional holdings at undesirable times to make distributions if it has insufficient U.S. dollar denominated funds.

Regulatory and Foreign Law Risk

Additionally, the ability of the Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999 and the rules, regulations and notifications issued thereunder. Any changes to these rules could have an adverse effect on the Fund.

Foreign investments in the securities of issuers in India are usually restricted or controlled to some degree. The Fund is required to be a Foreign Institutional Investor ('FII'), or a sub-account of an FII, and as such must observe certain investment restrictions, including an account ownership ceiling of 5% of the paid up equity capital of any one company. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to achieve its investment objective. Market Risk

The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio. In addition, stock prices can decline overall due to changes in India's and other countries' economic growth and market conditions, interest rate levels, political events and numerous other factors. Securities on the Indian securities markets may be more volatile than securities trading on securities exchanges in the United States because the Indian securities markets are smaller, more volatile, and less liquid than markets in the United States.

Sector Risk

From time to time the Fund may invest a significant portion of its assets in one or more sectors of the Indian economy as a result of the advisor following the Fund's investment strategy. When the Fund invests a significant portion of its assets in the securities of any single sector, any negative developments affecting that sector will have a greater impact on the Fund than if it were not significantly invested in the sector.

Management Risk

The determinations of the portfolio manager regarding the prospects and value of a particular security, sector or asset class in which the Fund invests may not be accurate. Additionally, the Fund is a new mutual fund and has no history of operation, and the advisor is newly formed and has not previously managed a mutual fund. The advisor is also dependent on the expertise and experience of its portfolio manager, who is the owner of the advisor. There can be no assurance that the advisor would be able to manage the Fund if the portfolio manager were unavailable to do so for an extended period of time. Also, the Fund's agreement with the advisor obligates the advisor to pay most of the Fund's operating expenses. If the advisor is unable to, or otherwise fails, to make those payments, the Fund will be obliged to do so and its expense ratio could increase significantly, which would have a negative effect on the Fund's performance.

Depositary Receipt Risk

Investments in Indian issuers through depositary receipts are subject to the risks associated with direct investments in Indian securities. Additionally, unsponsored depositary receipts may have higher expenses and may be less liquid than depositary receipts sponsored by the underlying securities' issuer. Smaller Company Risk.

The income and growth prospects of smaller and midsize companies and the price of securities issued by such companies may be more volatile than those of larger companies. Smaller and midsize companies may also have higher failure rates than larger companies and their securities may be less liquid than those of larger issuers.

Non Diversification Risk

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is 'diversified.' Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

[1]	The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes the Fund to pay the Fund's advisor 0.25% of the Fund's average daily net assets for certain distribution and promotion expenses related to marketing shares of the Fund. At present, the Plan is not implemented, although the Fund's Board of Trustees may do so at any time upon notice to shareholders.
[2]	Because the Fund is a new fund, 'Other Expenses' and 'Acquired Fund Fees and Expenses' are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.